UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	   Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

    Donald A. Yacktman    Buffalo Grove, Illinois    July 24, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   71

Form 13F Information Table Value Total:   $253873



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
America Online                 common           02364J104     7240   492175 SH       SOLE                   330000            162175
American Express Co.           common           025816109      714    19650 SH       SOLE                    17500              2150
Anheuser Busch Co.             common           035229103     1332    26648 SH       SOLE                     3216             23432
Apogent Technologies           common           03760A101     2733   132850 SH       SOLE                   100000             32850
Bandag, Inc. Cl. A             common           059815308     3496   137350 SH       SOLE                   123200             14150
Berkshire Hathaway Cl. A       common           084670108    10287      154 SH       SOLE                                        154
Berkshire Hathaway Cl. B       common           084670207     1731      775 SH       SOLE                                        775
Blair Corp.                    common           092828102     2225    86975 SH       SOLE                    61000             25975
Bristol Myers Squibb           common           110122108     7622   296575 SH       SOLE                   197900             98675
Cadbury Schweppes              common           127209302     2771    91825 SH       SOLE                    90000              1825
CenturyTel Inc.                common           156700106     1631    55300 SH       SOLE                                      55300
Chicago Rivet&Machine          common           168088102      327    12825 SH       SOLE                                      12825
Clorox                         common           189054109     7437   179858 SH       SOLE                   117672             62186
Coca-Cola Co.                  common           191216100     4465    79725 SH       SOLE                    39000             40725
Comcast Corp. A Spec           common           200300200      958    40200 SH       SOLE                    40000               200
Dentsply Int'l Inc.            common           249030107     7445   201700 SH       SOLE                   110000             91700
Department 56, Inc.            common           249509100     2063   126700 SH       SOLE                    81400             45300
Electronic Data Syst           common           285661104     1513    40725 SH       SOLE                    40000               725
Emerson Electric Co.           common           291011104     1225    22900 SH       SOLE                                      22900
Equifax Inc.                   common           294429105     1450    53700 SH       SOLE                                      53700
Federal Home Loan              common           313400301     8718   142455 SH       SOLE                    61140             81315
Federal Nat'l Mtg.             common           313586109     2961    40150 SH       SOLE                    40000               150
First Data Corp.               common           319963104    13425   360900 SH       SOLE                   136000            224900
First Health Group             common           320960107     7608   271325 SH       SOLE                   133000            138325
Franklin Covey Co.             common           353469109     1487   512645 SH       SOLE                   379000            133645
Gannett Company                common           364730101      950    12520 SH       SOLE                     1000             11520
Gemstar-TV Guide Int'l         common           36866W106    10822  2007865 SH       SOLE                  1504265            503600
General Electric Co.           common           369604103      267     9200 SH       SOLE                                       9200
Golden West Financial          common           381317106      688    10000 SH       SOLE                    10000
Great Lakes REIT Inc.          common           390752103     1368    72050 SH       SOLE                    50000             22050
H&R Block                      common           093671105    10697   231790 SH       SOLE                   123000            108790
Henkel Ltd Prtnrsp             common           42550U109     4293    69000 SH       SOLE                    57500             11500
Hewlett-Packard Company        common           428236103      310    20300 SH       SOLE                    20000               300
Hospitalities Prop. Tr.        common           44106M102     1746    47825 SH       SOLE                    30000             17825
Hunter Douglas NV SP           common           445681208     1156   150000 SH       SOLE                   150000
IMS Health                     common           449934108     2142   119350 SH       SOLE                   118000              1350
Instinet Group, Inc.           common           457750107     1891   290100 SH       SOLE                   230000             60100
Interpublic Group Co.          common           460690100     2964   119700 SH       SOLE                    33600             86100
Johnson & Johnson              common           478160104     3320    63520 SH       SOLE                    22000             41520
Kraft Foods, Inc.              common           50075n104     5928   144750 SH       SOLE                   133000             11750
Kroger Co.                     common           501044101      999    50225 SH       SOLE                    50000               225
Lancaster Colony Corp.         common           513847103    23577   661150 SH       SOLE                   471800            189350
M&F Worldwide                  common           552541104      190    50000 SH       SOLE                    50000
MBIA Inc.                      common           55262C100      565    10000 SH       SOLE                    10000
Markel Corp.                   common           570535104     2987    15160 SH       SOLE                                      15160
Masco Corp.                    common           574599106     2115    78000 SH       SOLE                                      78000
McDonald's Corp.               common           580135101      716    25150 SH       SOLE                    25000               150
Merck & Co. Inc.               common           589331107     5524   109075 SH       SOLE                    66000             43075
PepsiCo Inc.                   common           713448108      231     4800 SH       SOLE                                       4800
Pfizer Inc.                    common           717081103      556    15900 SH       SOLE                                      15900
Philip Morris Cos.             common           718154107    10539   241285 SH       SOLE                   121400            119885
Procter & Gamble Co.           common           742718109     1706    19100 SH       SOLE                     1100             18000
Prudential Financial           common           744320102      667    20000 SH       SOLE                    20000
Russ Berrie & Co.              common           782233100     5388   152200 SH       SOLE                   110000             42200
SBC Communications             common           78387G103      225     7368 SH       SOLE                                       7368
Safeway Inc                    common           786514208     1925    65950 SH       SOLE                    60000              5950
Saucony Inc. Cl B              common           804120202     1239   174000 SH       SOLE                   130000             44000
Schlumberger Limited           common           806857108     1590    34200 SH       SOLE                                      34200
ServiceMaster Co.              common           81760N109      554    40415 SH       SOLE                     1200             39215
Sherwin Williams Co.           common           824348106      753    25175 SH       SOLE                    25000               175
Torchmark Corp.                common           891027104     1012    26500 SH       SOLE                                      26500
Tribune Co. New                common           896047107     1370    31500 SH       SOLE                                      31500
Trizec Properties              common           89687P107     2298   136325 SH       SOLE                   115000             21325
Tupperware Corp.               common           899896104      873    42000 SH       SOLE                    40000              2000
Tyco Int'l LTD                 common           902124106    19159  1418125 SH       SOLE                   995000            423125
U.S. Bancorp                   common           902973106     2913   124765 SH       SOLE                   100049             24716
Unilever NV (NEW)              common           904784501     5469    84400 SH       SOLE                    68000             16400
Washington Mutual              common           939322103     2382    64175 SH       SOLE                    60000              4175
Waste Management Inc.          common           94106L109     2564    98425 SH       SOLE                    35000             63425
Wesco Financial Co.            common           950817106     2093     6940 SH       SOLE                                       6940
Wyeth                          common           983024100      287     5600 SH       SOLE                                       5600